CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY - USD ($)	Total	Total UMeWorld Limited Stockholders' Deficit	Ordinary Shares	Additional Paid-In Capital	Accumulated other comprehensive Income	Accumulated Deficit	Noncontrolling Interest
Balance, shares at Sep. 30, 2016			89,336,000
Balance, amount at Sep. 30, 2016	$ (2,853,311)	$ (3,072,202)	$ 8,934	$ 25,215,044	$ 153,466	$ (28,449,646)	$ 218,891
Warrants issued with debt	138,631	138,631	$ 0	138,631	0	0	0
Stock issued for cash, shares			168,000
Stock issued for cash, amount	50,400	50,400	$ 17	50,383	0	0	0
Foreign currency translation	(61,572)	(59,561)	0	0	(59,561)	0	(2,011)
Net loss for the year	(1,308,277)	(1,323,850)	$ 0	0	0	(1,323,850)	15,573
Forgiveness of liability	0
Balance, shares at Sep. 30, 2017			89,504,000
Balance, amount at Sep. 30, 2017	(4,034,129)	(4,266,582)	$ 8,951	25,404,058	93,905	(29,773,496)	232,453
Warrants issued with debt	159,237	159,237	$ 0	159,237	0	0	0
Stock issued for cash, shares			1,200,000
Stock issued for cash, amount	150,010	150,010	$ 120	149,890	0	0	0
Foreign currency translation	682	682	0	0	682	0	0
Net loss for the year	(845,441)	(845,441)	$ 0	0	0	(845,441)	0
Forgiveness of liability	382,080	382,080		382,080	0	0	0
Stock issued for services, shares			122,337
Stock issued for services, amount	14,680	14,680	$ 12	14,668	0	0
Stock issued for debt conversion(8), shares			13,697,852
Stock issued for debt conversion(8), amount	4,109,355	4,109,355	$ 1,370	4,107,985	0	0	0
Dissolution of subsidiaries	(185,821)	46,632	$ 0	46,632	0	0	(232,453)
Balance, shares at Sep. 30, 2018			104,524,189
Balance, amount at Sep. 30, 2018	(249,347)	(249,347)	$ 10,453	30,264,550	94,587	(30,618,937)	0
Foreign currency translation	49	49	0	0	49
Net loss for the year	(117,640)	(117,640)	$ 0	0	0	(117,640)	0
Forgiveness of liability	0
Balance, shares at Sep. 30, 2019			104,524,189
Balance, amount at Sep. 30, 2019	$ (366,938)	$ (366,938)	$ 10,453	$ 30,264,550	$ 94,636	$ (30,736,577)	$ 0